Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MUNICIPAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 08, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 07, 2013